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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        August 12, 2003

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    4
         Form 13F Information Table Entry Total               89
         Form 13F Information Table Value Total:     $387,765 (thousands)

List of Other Included Managers:

         No.      13F File No.      Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC
         04                         Joe Crevelli
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                  Form 13F as of 06/30/03
          Reporting Manager: Raiff Partners, Inc.

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      Item 1            Item 2     Item 3      Item 4        Item 5             Item 6            Item 7            Item 8
  Name of Issuer        Title      Cusip     Fair Market    Shares or    Investment Discretion                  Voting Authority
                       of Class    Number       Value       Principal
                                                             Amount                      Shared
                                                                        Sole    Shared    Other   Managers     Sole Shared  None
                                                                         (A)     (B)      (C)                  (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEV        CS     007903107       506,390      79,000              x                1,2,3,4      x
AFFILIATED MANAGERS       CS     008252108     3,047,500      50,000              x                 1,2,3       x
ALLIANCE GAMING CORP      CS     01859P609       746,945      39,500              x                1,2,3,4      x
ALLIED WASTE              CS     019589308     2,060,250     205,000              x                 1,2,3       x
ALTRIA GROUP              CS     718154107    19,993,600     440,000              x                 1,2,3       x
AMERICAN HOME
  MORTGAGE HOLDINGS       CS     02660M108       195,800      10,000              x                 1,2,3       x
ANNALY MORTGAGE           CS     035710409     2,488,750     125,000              x                 1,2,3       x
AOL TIME WARNER           CS     00184A105    14,871,987     924,300              x                1,2,3,4      x
AT&T                      CS     001957109     1,141,525      59,300              x                1,2,3,4      x
AT&T CAP
 CORP-8.25% PINES         PFD    00206J209        63,275       2,500              x                 1,2,3       x
AT&T WIRELESS SVCS        CS     00209A106     4,783,967     582,700              x                1,2,3,4      x
BANK OF AMERICA CORP      CS     060505104    15,410,850     195,000              x                 1,2,3       x
BOYD GAMING CORP          CS     103304101     4,202,810     243,500              x                1,2,3,4      x
CABLEVISION SYS           CS     12686C109     7,473,600     360,000              x                 1,2,3       x
CAPITAL ONE
 FINANCIAL                CS     14040h105     7,622,900     155,000              x                 1,2,3       x
CENTEX                    CS     152312104     7,001,100      90,000              x                 1,2,3       x
CHUBB                     CS     171232101    13,200,000     220,000              x                 1,2,3       x
CIRCUIT CITY GROUP        CS     172737108     2,068,000     235,000              x                 1,2,3       x
CIT GROUP                 CS     125581108     7,271,750     295,000              x                 1,2,3       x
CITIGROUP INC
 COM STK                  CS     172967101     7,704,000     180,000              x                 1,2,3       x
CNA FINANCIAL CORP        CS     126117100     2,637,120     107,200              x                 1,2,3       x
CONTINENTAL AIRLINES      CS     210795308    11,526,900     770,000              x                 1,2,3       x
CROWN HOLDINGS INC        CS     228368106     2,534,700     355,000              x                 1,2,3       x
DONNELLEY (R.R.)          CS     257867101     1,045,600      40,000              x                 1,2,3       x
EL PASO CORPORATION       CS     28336l109       957,480     118,500              x                1,2,3,4      x
EXACT SCIENCE CORP        CS     30063P105       389,820      35,600              x                1,2,3,4      x
FEDERATED DEP COM         CS     31410H101     4,912,105     133,300              x                 1,2,3       x
FIRST REP BK SAN          CS     336158100       532,000      20,000              x                 1,2,3       x
FLEETBOSTON FIN'L         CS     339030108     5,942,000     200,000              x                 1,2,3       x
FORD MOTOR
 COMPANY 6.5%             PFD    345395206       347,600       8,000              x                 1,2,3       x
FRIEDMAN BILLINGS
 RAMSEY - A               CS     358434108     3,283,000     245,000              x                 1,2,3       x
FRONTLINE LTD             CS                   1,493,100     105,000              x                 1,2,3       x
GAMESTOP CORP             CS     36466R101     1,098,200      85,000              x                 1,2,3       x
GENERAL MARITIME
 CORP                     CS                     999,775      98,500              x                1,2,3,4      x
GEORGIA-PACIFIC           CS     373298108     9,475,000     500,000              x                 1,2,3       x
GULFTERRA ENERGY
 PARTNERS LP              CS     40274U108       375,400      10,000              x                 1,2,3       x
HALLIBURTON               CS     406216101     2,300,000     100,000              x                 1,2,3       x
HARTFORD FINCL SRVCS      CS     416515104    14,604,400     290,000              x                 1,2,3       x
HOUSEHOLD
 INTERNATIONAL
 10% 6/30/30 PFD          PFD    44180s207       112,600       4,000              x                 1,2,3       x
HOUSTON EXPLORATION CO    CS     442120101     1,349,830      38,900              x                1,2,3,4      x
J.P. MORGAN CHASE         CS     46625H100     5,981,500     175,000              x                 1,2,3       x
KELLWOOD CO COM           CS     488044108     2,214,100      70,000              x                 1,2,3       x
LAWSON SOFTWARE INC       CS     520780107       366,876      47,400              x                1,2,3,4      x
LIBERTY MEDIA CORP        CS     530718105     7,514,000     650,000              x                 1,2,3       x
LIMITED BRANDS INC        CS     532716107     5,659,050     365,100              x                 1,2,3       x
LINCOLN NATIONAL          CS     534187109     5,529,776     155,200              x                 1,2,3       x
LOEWS CORP COM            CS     540424108     2,317,210      49,000              x                 1,2,3       x
La QUINTA PPTYS
 INC 9.0% SER A 1/10     PFD     50419Q201       121,900       5,000              x                 1,2,3       x
MAYTAG CO COM             CS     578592107     8,109,882     332,100              x                 1,2,3       x
MCDONALD'S                CS     580135101     9,485,800     430,000              x                 1,2,3       x
MCMORAN
 EXPLORATION CO           CS     582411104     1,198,664     107,600              x                1,2,3,4      x
MERRILL LYNCH & CO        CS     590188108     8,402,400     180,000              x                 1,2,3       x
METRIS COS                CS     591598107     1,110,000     200,000              x                 1,2,3       x
METRO-GOLDWYN-
 MAYER INC                CS     591610100     1,428,300     115,000              x                 1,2,3       x
MICROSOFT                 CS     594918104     1,012,780      39,500              x                1,2,3,4      x
MO SEPTEMBER 47.5C       CALL    02209S9IW       135,000       1,000              x                 1,2,3       x
NATIONAL CITY CORP        CS     635405103     5,887,800     180,000              x                 1,2,3       x
NORTHROP EQUITY
 UNIT 7.25% 11/16/04     PFD     666807409    11,701,250     115,000              x                 1,2,3       x
NVP CAPITAL III           CS     62944L201       115,000       5,000              x                 1,2,3       x
OLD REPUBLIC INTL         CS     680223104     6,854,000     200,000              x                 1,2,3       x
ORIENT EXPRESS
 HOTELS LTD               CS                     564,925      38,300              x                 1,2,3       x
OWENS - ILLINOIS INC      CS     690768403     6,058,800     440,000              x                 1,2,3       x
OXFORD INDUSTRIES INC     CS     691497309     5,273,040     127,000              x                 1,2,3       x
PARKPLACE
 ENTERTAINMENT            CS     700690100       818,100      90,000              x                 1,2,3       x
PEOPLES BANK              CS     710198102     1,014,650      35,000              x                 1,2,3       x
PERRY ELLIS
 INTERNATIONAL            CS     288853104     1,255,136      64,300              x                 1,2,3       x
PFIZER                    CS     717081103     6,830,000     200,000              x                 1,2,3       x
PLAINS ALL AMER
 PIPELINE LP              CS     726503105       157,400       5,000              x                 1,2,3       x
ROYAL CARIBBEAN LTD       CS     v7780t103     8,569,200     370,000              x                 1,2,3       x
RPM INTERNATIONAL INC     CS     749685103     2,200,000     160,000              x                 1,2,3       x
RYLAND GROUP INC          CS     783764103     5,552,000      80,000              x                 1,2,3       x
SBC COMMUNICATIONS        CS     78387G103     2,810,500     110,000              x                 1,2,3       x
SONY CORP                 CS     835699307     4,200,000     150,000              x                 1,2,3       x
STANDARD PACIFIC CORP     CS     85375C101     2,105,660      63,500              x                1,2,3,4      x
TIFFANY & CO              CS     886547108     5,065,400     155,000              x                 1,2,3       x
TOMMY HILFIGER CORP       CS     G8915Z102     1,570,800     170,000              x                 1,2,3       x
TOYS R US                 CS     892335100    13,332,000   1,100,000              x                 1,2,3       x
TRAVELERS CL A            CS     89420G109     3,180,000     200,000              x                 1,2,3       x
UNIVERSAL HEALTH          CS     913903100    11,886,000     300,000              x                 1,2,3       x
UNIVERSAL HEALTH
 REALTY                   CS     91359e105     5,734,800     212,400              x                 1,2,3       x
UNUMPROVIDENT CORP
 PFD. 8.25% 05/15/06      PFD    91529Y403     2,477,550      83,000              x                 1,2,3       x
UST INC                   CS     902911106     2,802,400      80,000              x                 1,2,3       x
VECTOR GROUP LTD.         CS     92240M108     1,433,250      81,900              x                 1,2,3       x
VERIZON COMMUN            CS     92343V104     5,128,500     130,000              x                 1,2,3       x
WARNACO GROUP INC         CS     934390402     1,210,500      90,000              x                 1,2,3       x
WESTERN RES CAPITAL
 II 8.5% 9/30/36          PFD    958905200        62,300       2,500              x                 1,2,3       x
WESTERN RESOURCE
 7.875% SER A             PFD    959423203       117,600       4,800              x                 1,2,3       x
XEROX                     CS     984121103    11,426,610   1,079,000              x                1,2,3,4      x
YUM BRANDS INC            CS     988498101     1,921,400      65,000              x                 1,2,3       x


TOTAL PORTFOLIO                             387,675,438
                                            ===========
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